UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Arkansas (0.2%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	$150,000	$160,929

			160,929
California (1.0%)

CA State G.O. Bonds, 5 1/4s, 2/1/29	A1	700,000	818,188

			818,188
Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	843,233

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	154,332

			997,565
Michigan (85.0%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	190,000	194,568

Ann Arbor, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/29	Aa1	565,000	677,944

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,537,561

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	250,000	239,258

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A-	1,500,000	1,435,950

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	Aa3	1,000,000	1,262,910
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A	1,075,000	1,083,095

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,300,000	1,514,279

Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, NATL, 5 1/4s, 2/1/27	BBB+	3,065,000	3,065,674

Eaton Rapids Pub. Schools G.O. Bonds
Q-SBLF, 4s, 5/1/17	AA-	595,000	662,449
Ser. D, Q-SBLF, 4s, 5/1/16	AA-	500,000	550,825

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,101,800

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,613,271

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	349,497

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	275,000	275,278

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/14)	Aa2	2,000,000	2,154,500

Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	553,540

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	555,760

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	Aa3	2,000,000	2,173,940

Kentwood Pub. Schools G.O. Bonds, 4s, 5/1/14	AA-	350,000	368,708

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	364,158

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA-	500,000	545,460

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,832,749

MI Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/23	Aaa	750,000	806,918
(Unemployment Oblig.), Ser. B, 5s, 7/1/22	Aaa	500,000	573,340
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,166,390

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,082,610
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	A1	500,000	608,045
(Kalamazoo College), 5s, 12/1/20 (Prerefunded 12/1/12)	A1	250,000	252,848

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.19s, 11/1/36	VMIG1	3,490,000	3,490,000

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	565,355

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	778,141

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,314,400
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	992,715

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,154,300
(Holland Cmnty. Hosp.), Ser. A, 5 3/4s, 1/1/21	A+	1,000,000	1,039,630
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,581,675
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,073,050
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,141,670
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	919,761

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
(6/2/14) Ser. A-1, 6 3/4s, 12/1/28	BBB	200,000	218,348
(6/1/13) Ser. A-2, 5 1/2s, 12/1/28	BBB	635,000	654,939

MI State Strategic Fund Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,956,855
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	Aa3	1,500,000	1,707,690

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	861,675

MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), 4 1/2s, 12/1/13	BBB	1,000,000	1,044,900

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,798,925

MI State Trunk Line Fund Rev. Bonds
5s, 11/15/20	AA+	500,000	617,910
3s, 11/15/14	AA+	100,000	105,735

MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,216,010

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	B-	1,000,000	833,350
6s, 6/1/34	B-	1,250,000	1,056,163

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	BBB	500,000	528,765

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	Aa3	1,000,000	1,119,170

Oakland U. Rev. Bonds, 5s, 3/1/37	A1	500,000	549,500

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,500,000	1,640,520

Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	875,000	875,858

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,061,010

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	401,644

U. of MI VRDN (Hosp.), Ser. A, 0.17s, 12/1/37	VMIG1	700,000	700,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	490,000	554,499

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	1,051,580
Ser. C, 5s, 12/1/22	A2	1,000,000	1,154,410

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	Aa2	1,000,000	1,120,000

Western MI U. Rev. Bonds, 5 1/4s, 11/15/40	A1	500,000	575,455

Whitmore Lake, Pub. School Dist. G.O. Bonds, NATL, FGIC, Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA-	125,000	128,820

			69,187,753
Puerto Rico (10.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,000,000	1,095,170
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	500,000	552,505
(Pub. Impt.), NATL, 5 1/2s, 7/1/13	Baa1	1,000,000	1,037,880
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded 7/1/16)	AA+	340,000	401,305
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa1	210,000	218,822
Ser. A, 5 1/4s, 7/1/26	Baa1	500,000	524,615

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	600,000	633,330

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,400,000	1,400,686

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,120,990

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa1	500,000	563,025
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,043,880

			8,592,208
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	424,897
5s, 10/1/25	Baa2	200,000	220,926

			645,823
TOTAL INVESTMENTS

Total investments (cost $74,196,815)(b)			$80,402,466

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $81,393,656.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $74,185,655, resulting in gross unrealized appreciation and depreciation of $6,481,157 and $264,346, respectively, or net unrealized appreciation of $6,216,811.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.7%
	Education	15.2
	Local government	15.1
	State government	14.4
	Utilities	11.5
	The fund had the following insurance (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	19.1%
	AGM	15.8
	Q-SBLF	12.7
	FGIC	12.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$80,402,466	$—

Totals by level	$—	$80,402,466	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012